Montgomery, McCracken, Walker & Rhoads, LLP
attorneys at law

Laura Corsell Admitted in Pennsylvania, Maryland	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620	Direct Dial (215) 772-7598 lcorsell@mmwr.com
December 21, 2009
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N. W.
Judiciary Plaza
Washington, D.C. 20549
Re:	The Hirtle Callaghan Trust (“Registrant”) Post-Effective Amendment No. 46 1933 Act Registration No. 33 87762 1940 Act Registration No. 811 8918
Ladies and Gentlemen:
On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 46 for the Registrant (the “Amendment”).
The Amendment is being filed under paragraph (a)(1) of Rule 485 in order to establish the HC Advisors Shares as a new class of shares available to Shareholders and to incorporate changes to certain investment strategies and policies for certain of the series of the Trust.

Very truly yours,
/s/ Don E. Felice
Don E. Felice
Enclosure
cc (w/enc):
           Audrey Talley, Esq.
           Robert J. Zion
♦  Philadelphia, PA  ♦  Cherry Hill, NJ  ♦  Wilmington, DE  ♦  Berwyn, PA  ♦  West Chester, PA  ♦
A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA
LOUIS A. PETRONI — NEW JERSEY RESPONSIBLE PARTNER